Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	¥ (370,577)
Deferred tax benefit (expense)	29,453	¥ (43,660)	¥ 151,292
Deferred tax relating to other comprehensive income:
At end of period	(200,299)	(370,577)
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	(370,577)	36,015
Deferred tax benefit (expense)	29,453	(43,660)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(10,027)	(100,427)
Financial instruments at fair value through other comprehensive income reserve	135,022	(266,255)
Own credit on financial liabilities designated at fair value through profit or loss reserve	(1,754)	1,525
Exchange differences on translating foreign operations reserve	(8,934)	(3,921)
Acquisition and disposal of subsidiaries and businesses	12,825	5
Exchange differences and others	13,693	6,141
At end of period	¥ (200,299)	¥ (370,577)	¥ 36,015